Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.09%
California–101.81%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,005,755
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,710,077
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,091,483
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,525,543
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,610,877
Alameda Unified School District (Election of 2022); Series 2024 B, GO Bonds	5.00%	08/01/2049	3,000	3,334,912
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	11,129,752
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,298,676
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	555	558,873
Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC)(b)(c)	0.35%	04/01/2055	500	500,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	631,715
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	130,147
Series 2019, RB	5.00%	09/01/2031	140	145,654
Series 2019, RB	5.00%	09/01/2049	775	797,737
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	545	551,178
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	906,872
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,465	1,398,128
Series 2009, GO Bonds(d)	0.00%	08/01/2032	3,045	2,413,330
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	502,095
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,845	1,853,155
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,010,109
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(e)	5.25%	07/01/2049	7,750	8,414,956
Series 2024 B, RB(e)	5.25%	07/01/2054	5,000	5,390,012
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(f)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(f)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,013
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,800,643
Series 2022, GO Bonds(g)	5.00%	11/01/2042	11,370	12,792,992
Series 2022, GO Bonds(g)	5.00%	09/01/2052	10,000	10,968,492
Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,484,246
Series 2023, GO Bonds(g)	5.25%	09/01/2053	15,000	16,928,475
Series 2024, GO Bonds	5.00%	09/01/2053	10,000	11,110,486
Series 2024, GO Bonds	4.00%	08/01/2054	3,250	3,283,690
Series 2024, GO Bonds	5.25%	08/01/2054	1,500	1,707,008
Series 2024, GO Bonds	5.50%	08/01/2054	1,500	1,737,456
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(h)	5.00%	08/01/2029	3,600	3,817,982
Series 2023, RB(h)	5.25%	04/01/2030	11,000	11,868,564
Series 2023, RB(h)	5.00%	03/01/2031	12,250	13,190,141
Series 2024, RB(h)	5.00%	08/01/2032	10,000	10,817,866
Series 2024, RB(h)	5.00%	12/01/2032	12,500	13,563,059
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(h)	5.25%	10/01/2031	10,000	10,770,747
Series 2023 D, RB(h)	5.50%	11/01/2028	8,000	8,559,406
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	$665	$690,471
Series 2018, RB	5.25%	05/01/2053	2,500	2,587,556
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(i)	4.00%	02/01/2056	3,000	2,509,180
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	5,360	5,148,269
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(d)(i)	0.00%	06/01/2057	45,600	3,877,541
Series 2007 E, RB(d)(i)	0.00%	06/01/2057	51,500	3,745,760
Series 2007 F, RB(d)(i)	0.00%	06/01/2057	55,250	3,879,279
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	559,016
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,208,071
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,550	18,949,751
Series 2006 C, RB(d)	0.00%	06/01/2055	332,360	34,676,216
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	2,940	2,945,738
Series 2002, RB	6.13%	06/01/2038	9,700	9,716,185
Series 2006 A, RB(d)	0.00%	06/01/2046	62,110	15,768,574
Series 2006 C, RB(d)	0.00%	06/01/2055	71,700	8,743,428
Series 2006 D, RB(d)	0.00%	06/01/2055	309,500	29,830,136
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	674,166
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	22,000	4,325,587
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,345	3,377,749
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(d)	0.00%	06/01/2055	7,050	1,531,261
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	775	776,246
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,754,353
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,019,013
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	9,705	10,355,455
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,300	3,392,792
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,866,485
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(i)	6.25%	06/01/2053	2,520	2,560,239
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(i)	5.00%	06/01/2054	2,500	2,542,137
Series 2024 A, RB(i)	5.00%	06/01/2064	7,500	7,569,896
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	7,500	8,584,882
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(i)	5.00%	06/01/2054	700	721,165
Series 2024, RB(i)	5.00%	06/01/2064	1,350	1,383,900
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,323,489
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,272,183
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,017,426
Series 2021 A, Ref. RB	4.00%	08/15/2048	23,375	23,483,402
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,744,197
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(h)(j)	4.00%	04/01/2030	$210	$224,942
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,874,833
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,575,759
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,105	1,108,022
California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,134,144
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,067,921
Series 2024, RB	5.25%	11/15/2053	1,450	1,537,256
Series 2024, RB	5.25%	11/15/2058	2,000	2,112,525
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	12,060,405
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	562,423
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	6,007,746
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	741,883
Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,168,183
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,626,744
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	15,103,333
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,853,954
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,556	1,609,991
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(e)(h)(i)	8.00%	08/15/2025	2,000	2,060,936
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	2,815	2,938,313
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(i)	5.00%	01/01/2056	2,450	2,469,054
California (State of) Municipal Finance Authority;
Series 2024 A, RB	5.00%	09/01/2054	1,500	1,646,695
Series 2024 D, RB	5.00%	09/01/2049	1,000	1,047,466
Series 2024 D, RB	5.00%	09/01/2054	1,000	1,041,421
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,036,345
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	280	284,846
Series 2018 A, RB(i)	5.00%	06/01/2048	3,225	3,244,504
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	718,531
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,011,526
Series 2021 A, RB	4.00%	09/01/2041	655	641,274
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,030,281
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,375,051
Series 2021 B, RB	4.00%	09/01/2041	915	893,668
Series 2021 B, RB	4.00%	09/01/2046	830	789,861
Series 2021 B, RB	4.00%	09/01/2051	775	717,230
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,342,802
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	950,728
Series 2022 C, RB	6.25%	09/01/2052	1,895	2,058,353
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,476,129
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,000	1,002,849
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	$1,055	$1,059,434
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	287,098
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	396,287
Series 2023, RB	5.25%	08/15/2058	1,100	1,161,542
Series 2024, Ref. RB	5.00%	08/15/2054	1,000	1,067,273
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,694,518
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,275,039
Series 2018, RB	5.00%	05/15/2043	5,900	6,117,991
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,110,843
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,776,596
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,781,421
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	828,480
Series 2024, RB	5.00%	09/01/2054	750	786,224
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,845,737
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,099,302
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,047,099
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,022,782
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	2,028,612
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,013,883
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	3,044,646
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,138,800
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	755	754,916
Series 2012, RB(i)	6.88%	01/01/2042	2,080	2,050,573
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,358,675
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,716,140
Series 2021, RB	4.00%	10/01/2046	1,080	1,013,147
Series 2021, RB	4.00%	10/01/2049	8,000	7,399,738
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2043	10,005	10,181,491
Series 2018 A, RB(e)	5.00%	12/31/2047	18,610	18,874,820
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,837,218
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,405,446
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	600	602,706
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,782,775
California (State of) Municipal Finance Authority (PRS California Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2049	1,300	1,384,121
Series 2024, Ref. RB	5.00%	04/01/2054	1,540	1,629,057
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,633,903
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,265	3,318,404
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(i)	5.00%	11/01/2029	840	859,275
Series 2019 A, Ref. RB(i)	5.00%	11/01/2039	1,475	1,468,841
Series 2019 A, Ref. RB(i)	5.00%	11/01/2049	2,700	2,568,940
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	1,001,631
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(i)	5.25%	06/01/2044	$1,075	$1,085,411
Series 2024, Ref. RB(i)	5.50%	06/01/2054	1,300	1,310,516
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,118,301
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	20,000	19,948,092
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	616,711
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(i)	6.20%	06/15/2054	1,800	1,947,823
Series 2024, RB(i)	6.38%	06/15/2064	1,000	1,091,787
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(i)	5.00%	08/01/2039	1,500	1,390,838
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(e)(i)(k)(l)	7.50%	07/01/2032	1,425	19,238
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(e)(i)(k)(l)	8.00%	07/01/2039	1,900	25,650
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(e)(i)(k)(l)	7.50%	07/01/2032	420	5,670
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2037	3,000	3,001,468
Series 2012, RB(e)(i)	5.00%	11/21/2045	1,000	1,000,129
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(e)(i)	5.00%	11/21/2045	1,000	1,057,843
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	2,500	2,570,423
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	5,000	4,409,146
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(i)	6.25%	07/01/2054	2,000	2,099,403
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(i)	5.00%	01/01/2056	1,000	927,280
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	2.38%	11/15/2028	905	893,367
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,020,566
Series 2021, RB(i)	5.00%	11/15/2046	4,000	3,906,125
Series 2021, RB(i)	5.00%	11/15/2051	2,340	2,236,593
Series 2021, RB(i)	5.00%	11/15/2056	2,685	2,533,950
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,526,804
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,010,993
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,019,017
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,010,187
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(i)	10.00%	05/15/2028	2,900	3,474,482
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(i)	5.00%	06/15/2049	1,400	1,327,963
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(i)	5.00%	07/01/2036	400	401,444
Series 2019 A, RB(i)	5.00%	07/01/2044	630	598,285
Series 2019 A, RB(i)	5.00%	07/01/2054	1,600	1,464,111
California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	8,000	8,917,640
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	16,640	16,859,971
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB(h)(j)	5.00%	12/30/2024	3,000	3,004,422
California (State of) School Finance Authority; Series 2024 A, RB(i)	5.75%	06/01/2053	2,000	2,040,122
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB(h)(j)	6.30%	12/09/2024	840	840,496
Series 2015, RB(i)	5.00%	07/01/2045	1,265	1,270,335
Series 2024, Ref. RB(i)	5.00%	07/01/2049	1,990	2,100,810
Series 2024, Ref. RB(i)	5.00%	07/01/2059	1,000	1,045,672
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(i)	6.13%	07/01/2052	3,745	3,883,601
Series 2022 A, RB(i)	6.25%	07/01/2062	4,655	4,822,126
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	$1,000	$1,003,754
Series 2016, Ref. RB(h)(i)(j)	5.00%	08/01/2025	65	65,878
Series 2016, Ref. RB(i)	5.00%	08/01/2041	2,425	2,437,041
Series 2016, Ref. RB(i)	5.00%	08/01/2046	685	687,416
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(i)	5.25%	06/01/2053	1,550	1,596,540
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(h)(i)(j)	6.25%	07/01/2027	875	951,656
Series 2017, RB(i)	6.25%	07/01/2037	375	388,121
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(i)	5.00%	07/01/2043	2,000	2,021,711
Series 2024, RB(i)	5.00%	07/01/2064	1,440	1,490,524
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(i)	5.00%	08/01/2045	2,305	2,313,804
Series 2018 A, RB(i)	5.00%	08/01/2038	1,000	1,032,952
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(i)	4.25%	07/01/2028	750	755,924
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(i)	5.50%	07/01/2054	2,250	2,354,666
Series 2024, RB(i)	5.63%	07/01/2063	1,000	1,045,464
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(i)	5.38%	07/01/2056	995	1,024,000
Series 2022, RB(i)	5.50%	07/01/2062	1,000	1,031,752
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(i)	5.00%	07/01/2045	500	501,966
Series 2017 A, RB(i)	5.00%	07/01/2037	590	607,578
Series 2017 A, RB(i)	5.00%	07/01/2047	3,240	3,296,842
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2049	1,700	1,753,591
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,065,427
Series 2024, Ref. RB(i)	5.00%	06/01/2054	1,300	1,309,315
Series 2024, Ref. RB(i)	5.00%	06/01/2064	1,600	1,602,635
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.88%	06/01/2053	700	721,163
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(i)	5.50%	08/01/2043	550	588,250
Series 2023, Ref. RB(i)	5.50%	08/01/2047	525	556,490
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(i)	6.00%	06/01/2063	2,035	2,086,609
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(i)	4.00%	11/01/2051	2,700	2,356,210
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(i)	5.13%	06/01/2053	500	516,067
Series 2023 A, RB(i)	5.38%	05/01/2063	1,000	1,036,857
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(i)	5.25%	07/01/2031	625	638,845
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.25%	07/01/2048	700	731,351
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,173,309
Series 2017, RB	5.00%	09/02/2046	1,265	1,292,078
Series 2020 B, RB	4.00%	09/02/2050	445	404,019
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,827,115
Series 2024, RB	5.00%	09/01/2054	900	921,571
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	788,296
Series 2015 A, Ref. RB	5.00%	03/01/2045	2,315	2,338,780
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,225,858
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,906,782
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB(h)(j)	6.38%	12/09/2024	$2,000	$2,001,169
Series 2012, RB(h)(j)	6.10%	12/09/2024	695	695,370
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	4,027,850
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	875	883,864
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,565	1,579,360
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,377,075
Series 2020, RB	4.00%	09/01/2050	2,000	1,821,943
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,235,163
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(i)	7.25%	09/01/2050	4,255	4,460,829
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,751,365
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,065	3,212,740
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	3,000	3,248,819
Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,524,745
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,443,149
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,481,721
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(e)	5.20%	06/01/2036	2,095	2,097,355
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	677,172
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	395,210
Series 2024, RB	5.00%	09/01/2054	550	578,611
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,842,965
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,046,975
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,751,543
Series 2024 A, Ref. RB	5.25%	12/01/2054	7,500	8,371,168
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	1,000	1,001,997
Series 2019, RB(i)	5.00%	06/01/2034	375	389,982
Series 2019, RB(i)	5.00%	06/01/2039	100	102,260
Series 2019, RB(i)	5.00%	06/01/2051	295	296,177
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(i)	5.25%	12/01/2056	7,330	7,407,689
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,409,537
Series 2023, RB	5.25%	09/01/2053	2,225	2,359,578
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,116,326
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	1,640	1,688,288
Series 2019, RB(i)	5.25%	07/01/2049	3,375	3,431,502
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	1,008,707
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	543,701
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	$2,185	$2,046,352
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,221,759
Series 2022, RB	5.38%	09/02/2052	995	1,052,171
Series 2023, RB	5.25%	09/02/2043	1,125	1,182,899
Series 2023, RB	5.25%	09/01/2051	2,400	2,548,294
Series 2023, RB	5.50%	09/02/2053	1,875	1,973,455
Series 2024, RB	5.00%	09/02/2049	1,100	1,149,481
Series 2024, RB	5.00%	09/02/2054	1,100	1,146,629
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,222,282
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,570	2,571,035
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,425	4,519,772
Series 2002 B, RB	6.00%	05/01/2037	530	541,351
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,197,037
Series 2002, RB	6.00%	05/01/2043	2,125	2,170,512
Series 2006 A, RB(d)	0.00%	06/01/2046	8,000	2,121,794
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(h)	5.00%	09/01/2032	5,000	5,452,853
Series 2024 F, RB(h)	5.00%	11/01/2032	10,000	10,921,278
Series 2024, RB(h)	5.00%	09/01/2032	10,000	10,961,502
California State University; Series 2024 A, RB	5.50%	11/01/2049	15,000	17,652,813
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,111,929
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	591,202
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	170,822
Series 2024, RB	5.00%	09/01/2049	675	715,857
Series 2024, RB	5.00%	09/01/2054	740	780,248
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,114,825
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	876,407
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,724,667
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(d)	0.00%	08/01/2047	12,750	4,712,812
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,663,737
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,078,876
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	508,875
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	30	30,042
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2029	735	643,875
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(i)	5.00%	09/01/2030	440	457,849
Series 2018, RB(i)	5.00%	09/01/2038	1,090	1,130,812
Series 2018, RB(i)	5.00%	09/01/2048	2,015	2,063,447
Series 2018, RB(i)	5.00%	09/01/2053	1,525	1,554,703
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	635	635,637
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2035	1,300	892,348
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2041	6,250	3,219,673
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2042	4,335	2,127,985
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,693,555
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(i)	5.00%	07/01/2051	3,250	3,198,197
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,053
Series 2007 C, Ref. RB	6.50%	12/15/2047	835	835,117
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	10,000	10,094,000
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	$1,675	$1,742,879
Series 2023, RB	5.00%	09/01/2053	2,600	2,705,081
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	75,939
Series 2021, RB	4.00%	09/01/2050	540	494,213
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,174,900
Series 2023, RB	5.25%	09/01/2053	1,385	1,458,492
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,056,235
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	15,399,377
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	4,430	3,375,968
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,813,269
Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	2,680	2,513,126
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB(h)(j)	5.00%	01/13/2025	445	445,948
Series 2014 A, Ref. RB(h)(j)	5.00%	01/13/2025	385	385,820
Series 2014 A, Ref. RB(h)(j)	5.00%	01/13/2025	500	501,065
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	872,339
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,514,552
Series 2024, RB	5.00%	09/01/2049	415	435,818
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,000	3,196,395
Series 2024, RB	5.00%	09/01/2054	2,620	2,775,341
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,818
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,193,551
Series 2015, Ref. RB (INS - AGM)(a)(d)	0.00%	01/15/2035	2,745	1,948,547
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	01/15/2046	15,965	16,158,572
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,716,916
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	823,154
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(e)	5.00%	07/01/2053	6,570	6,917,024
Garden Grove Public Financing Authority; Series 2024 A, RB (INS - BAM)(a)	5.00%	04/01/2049	6,000	6,713,525
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	3,177,027
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(j)	0.00%	08/01/2029	615	539,788
Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2029	4,735	4,128,931
Series 2009 A, GO Bonds(d)(j)	0.00%	08/01/2031	2,235	1,845,456
Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	1,415	1,153,820
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	21,000	2,357,681
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	13,011,635
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	662,788
Series 2024, RB	5.00%	09/01/2054	1,000	1,049,514
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,602,782
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,307,182
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,308,045
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,437,745
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2053	1,500	1,673,492
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	885,992
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	557,444
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	698,272
Inland Empire Tobacco Securitization Corp.; Series 2007 C-2, RB(d)	0.00%	06/01/2047	14,000	2,814,276
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(a)	5.25%	09/01/2053	$5,000	$5,571,121
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(a)	4.00%	09/01/2058	5,000	5,003,460
Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	4,305	4,432,687
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB(h)(j)	5.00%	03/01/2025	3,500	3,516,802
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	3,013,595
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	343,908
Series 2021, RB	4.00%	09/01/2046	450	428,238
Series 2021, RB	4.00%	09/01/2051	700	651,953
Series 2024, RB	5.00%	09/01/2054	1,000	1,044,594
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	611,875
Series 2024, RB	5.00%	09/01/2049	850	896,583
Series 2024, RB	5.00%	09/01/2054	1,150	1,206,009
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,596,180
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	884,769
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,026,561
Series 2021, RB	4.00%	09/01/2051	430	397,316
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	752,570
Series 2020, RB	4.00%	09/01/2045	835	802,945
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	251,012
Series 2022, RB	4.00%	09/01/2052	3,000	2,832,585
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,520	2,526,759
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,543
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	314,592
Long Beach (City of), CA; Series 2017 A, RB(e)	5.00%	05/15/2040	16,080	16,556,290
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,377,360
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(e)	5.00%	05/15/2043	5,000	5,125,015
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,503
Series 2007 A, RB	5.50%	11/15/2032	2,665	2,988,136
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,174,073
Los Alamitos Unified School District; Series 2013, GO Bonds(m)	6.01%	08/01/2040	1,660	1,761,153
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,360,317
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,559,095
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB(h)(j)	5.00%	12/02/2024	590	590,000
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(e)	5.00%	05/15/2034	45	45,245
Series 2018, RB(e)(g)	5.00%	05/15/2035	11,410	12,058,059
Series 2018, RB(e)(g)	5.00%	05/15/2036	10,640	11,221,602
Series 2019 A, Ref. RB(e)	5.00%	05/15/2049	16,710	17,257,844
Series 2021, Ref. RB(e)	5.00%	05/15/2035	3,500	3,788,783
Series 2022 A, RB(e)	5.00%	05/15/2045	12,875	13,679,800
Series 2022 A, RB(e)	4.00%	05/15/2049	6,400	6,200,872
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(e)	5.00%	05/15/2045	5,000	5,013,965
Series 2018 A, RB(e)	5.25%	05/15/2048	5,000	5,188,720
Series 2018, Ref. RB(e)	5.00%	05/15/2048	4,395	4,544,186
Series 2019, RB(e)	5.00%	05/15/2049	22,745	23,396,910
Series 2020 C, RB(e)	5.00%	05/15/2045	8,000	8,384,034
Series 2022, RB(e)	4.00%	05/15/2047	10,000	9,936,377
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2042	$5,525	$5,755,775
Series 2017, RB(g)	5.00%	07/01/2047	21,000	21,612,028
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,606,363
Series 2021 C, RB(g)	5.00%	07/01/2051	31,555	34,313,412
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	7,111,786
Series 2023 F-2, Ref. VRD RB(b)	0.25%	07/01/2047	500	500,000
Subseries 2001 B-5, Ref. VRD RB(b)	1.70%	07/01/2034	5,000	5,000,000
Subseries 2002 A-6, Ref. VRD RB(b)	0.33%	07/01/2035	2,380	2,380,000
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,100,990
Series 2024, RB	5.00%	09/01/2049	1,000	1,053,989
Series 2024, RB	5.00%	09/01/2054	1,325	1,392,755
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,740,429
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(e)(h)(j)	5.00%	12/24/2024	1,000	1,001,095
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	7,500	8,449,490
Los Angeles Unified School District (Sustainability Bonds); Series 2024 QRR, GO Bonds	5.25%	07/01/2049	7,500	8,644,609
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	70	72,269
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,896,411
Series 2020, RB	4.00%	09/01/2051	3,560	3,156,175
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,564,584
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	259,379
Series 2020 A, RB	4.00%	09/01/2040	700	686,774
Series 2020 B, RB	4.00%	09/01/2040	700	677,337
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	870,696
Series 2024, RB	5.00%	09/01/2054	1,000	1,051,274
Series 2024, RB	5.00%	09/01/2055	2,500	2,637,756
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2038	1,500	1,417,930
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,901,337
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	683,599
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,546,015
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2035	940	661,613
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,033,132
Merced City School District (Election of 2014); Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,563,374
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	840	679,582
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,063,302
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	448,887
Series 2019, RB	5.00%	09/01/2048	485	498,351
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	5,008,017
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	12,083,336
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,154,468
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	5,000	5,359,742
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	672,921
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,502,451
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(g)(n)	4.00%	08/01/2047	22,000	22,240,680
Northern California Energy Authority; Series 2024, Ref. RB(h)	5.00%	08/01/2030	10,000	10,716,356
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	8,676,910
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	805	812,606
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2038	$8,680	$5,546,194
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2042	5,755	3,620,643
Ontario (City of), CA;
Series 2023, RB	5.50%	09/01/2048	1,250	1,365,263
Series 2023, RB	5.75%	09/01/2054	2,250	2,468,492
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	800,573
Series 2024, RB	5.00%	09/01/2049	1,000	1,059,709
Series 2024, RB	5.00%	09/01/2054	1,180	1,243,218
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,023,757
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	706,182
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	276,348
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	3,162,663
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	126,214
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,824,778
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,387,031
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,091,134
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,251,369
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,501,630
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	850,904
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,147
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB(h)(j)	5.00%	01/06/2025	445	445,785
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(m)	6.38%	08/01/2045	3,330	3,194,062
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,576,325
Series 2017, Ref. RB	5.00%	11/01/2042	7,835	7,506,218
Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,473,509
Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,835,303
Perris (City of), CA Joint Powers Authority; Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,310,179
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	235,306
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	290,371
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	67,279
Pittsburg Public Financing Authority; Series 2022 A, RB (INS - AGM)(a)	5.00%	08/01/2052	13,580	14,674,782
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	5,000	5,247,706
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,000	2,002,677
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,255	2,259,168
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,930	1,958,895
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	374,998
Series 2021, RB	4.00%	09/01/2046	585	541,170
Series 2021, RB	4.00%	09/01/2050	500	451,984
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	210,506
Series 2021, RB	4.00%	09/01/2050	200	183,326
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,379,887
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,568,208
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	$500	$518,200
Series 2018, GO Bonds	5.00%	08/01/2033	500	517,098
Series 2018, GO Bonds	5.00%	08/01/2035	750	774,402
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	365,518
Regents of the University of California Medical Center;
Series 2022 P, RB(g)	5.00%	05/15/2047	30,280	33,387,485
Series 2022 P, RB	4.00%	05/15/2053	15,000	15,151,479
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2042	8,125	4,039,977
Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2043	4,500	2,135,005
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	13,550,470
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,909,354
Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,171,863
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,054,481
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,005,533
Series 2017, RB	5.00%	09/01/2045	535	545,953
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,053,697
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	504,411
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	16,614,964
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	279,254
Series 2020, RB	4.00%	09/01/2050	610	570,563
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	268,913
Series 2021, RB	4.00%	09/01/2050	600	561,210
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,610,382
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,880,265
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,490,659
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,333,227
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	808,335
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	391,302
Series 2023, RB	5.00%	09/01/2054	1,090	1,137,802
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,008,875
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,052,761
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	398,740
Series 2024, RB	5.00%	09/01/2049	775	818,738
Series 2024, RB	5.00%	09/01/2054	860	905,374
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	536,493
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	872,597
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,625,336
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,189,410
Series 2024, RB	5.00%	09/01/2054	1,500	1,580,361
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	435,735
Series 2020, RB	4.00%	09/01/2050	1,000	941,215
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	$375	$371,282
Series 2020, RB	4.00%	09/01/2045	350	333,321
Series 2020, RB	4.00%	09/01/2050	475	441,529
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,934,528
Series 2022, RB	5.00%	09/01/2052	2,760	2,877,134
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,095,252
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,303,748
Series 2015, Ref. RB	5.00%	09/01/2033	1,075	1,086,330
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2020 H, RB	4.00%	08/15/2045	5,000	5,070,951
Series 2024 M, RB	5.00%	11/15/2054	8,000	8,910,953
Sacramento (County of), CA;
Series 2018 C, Ref. RB(e)	5.00%	07/01/2039	2,835	2,935,335
Series 2024, RB	5.25%	07/01/2054	7,500	8,443,312
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	583,246
Series 2022, RB	5.25%	09/01/2052	680	709,030
San Diego (City of), CA Public Facilities Financing Authority; Series 2024 A, RB	5.00%	05/15/2054	12,500	13,902,155
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(e)	5.75%	12/01/2032	2,700	2,704,650
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(e)	5.00%	07/01/2049	4,325	4,435,989
Series 2021 A, RB	4.00%	07/01/2056	5,130	5,132,843
Series 2021 A, RB	5.00%	07/01/2056	2,880	3,093,360
Series 2021 B, RB(e)	4.00%	07/01/2046	8,040	7,919,000
Series 2021 B, RB(e)	4.00%	07/01/2051	4,000	3,890,836
Series 2021 B, RB(e)	5.00%	07/01/2051	1,500	1,563,006
Series 2021 B, RB(e)	5.00%	07/01/2056	27,240	28,274,611
Series 2023 B, RB(e)	5.00%	07/01/2053	5,000	5,282,504
Series 2023 B, RB(e)	5.25%	07/01/2058	4,000	4,290,934
San Diego Unified School District; Series 2022, GO Bonds(g)	4.25%	07/01/2052	17,500	17,946,870
San Diego Unified School District (Election of 2012) (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	11,300	11,492,410
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	15,142,828
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 B, VRD RB (LOC - Barclays Bank PLC)(b)(c)	1.15%	05/01/2058	5,000	5,000,000
Second Series 2018 D, RB(e)(h)(j)	5.00%	05/01/2028	10	10,451
Second Series 2018 D, RB(e)	5.00%	05/01/2048	11,280	11,543,443
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	10,232,616
Second Series 2024, Ref. RB(e)	5.25%	05/01/2044	5,000	5,502,184
Series 2017 A, RB(e)	5.00%	05/01/2047	2,000	2,028,344
Series 2018 D, RB(e)	5.25%	05/01/2048	6,200	6,417,465
Series 2019 A, RB(e)	5.00%	05/01/2049	47,500	49,063,538
Series 2019 E, RB(e)(h)(j)	4.00%	05/01/2029	435	441,647
Series 2019 E, RB(e)	4.00%	05/01/2050	4,565	4,421,160
Series 2019 E, RB(e)	5.00%	05/01/2050	3,080	3,179,129
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	532,481
Series 2020, RB	4.00%	09/01/2050	1,025	946,862
Series 2023, RB(i)	5.25%	09/01/2048	960	1,016,038
Series 2023, RB(i)	5.50%	09/01/2053	2,050	2,204,688
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(i)	4.00%	09/01/2052	2,000	1,787,548
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(i)	5.00%	09/01/2037	$385	$413,448
Series 2022 A, RB(i)	5.00%	09/01/2052	2,000	2,020,597
Series 2022 B, RB(i)	5.00%	09/01/2052	1,000	1,001,970
Series 2023 B, RB(i)	5.50%	09/01/2053	1,550	1,593,381
San Francisco (City & County of), CA Public Utilities Commission; Series 2024 D, RB	5.00%	10/01/2054	10,000	11,123,832
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	10,096,979
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(i)	5.75%	09/01/2050	850	928,748
Series 2023, RB(i)	5.75%	09/01/2053	1,800	1,961,412
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,595	2,598,378
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,812,026
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(a)	5.00%	08/01/2048	2,250	2,497,479
Series 2023, RB (INS - AGM)(a)	5.25%	08/01/2053	2,375	2,662,171
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	671,735
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	255,709
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,003,022
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	17,260	17,487,986
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.20%	01/01/2041	3,150	3,148,289
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(e)	5.10%	12/01/2032	3,355	3,355,910
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,890	4,896,309
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(d)	0.00%	09/01/2031	3,110	2,538,569
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,502,166
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	768,554
San Mateo Foster City School District; Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	10,088,518
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(m)	6.63%	08/01/2042	1,010	1,102,797
Santa Barbara (County of), CA;
Series 2018 B, COP(e)	5.00%	12/01/2037	12,695	13,293,723
Series 2018 B, COP(e)	5.00%	12/01/2038	5,000	5,224,616
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	760	761,525
Series 2001 A, RB(e)	6.00%	08/01/2041	2,070	2,113,308
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,475	3,476,438
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,225,485
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,753,867
Series 2011, RB	5.88%	07/01/2042	2,600	2,604,833
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	505,274
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	710	712,068
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(d)	0.00%	06/01/2036	22,420	11,919,501
Series 2007 A, RB(d)	0.00%	06/01/2041	10,000	3,969,301
Series 2007 B, RB(d)	0.00%	06/01/2047	12,650	3,457,097
Series 2007 C, RB(d)	0.00%	06/01/2056	65,815	7,156,736
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2028	3,480	3,131,625
Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2030	2,765	2,335,071
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,210,894
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,879,960
Southern California Public Power Authority; Series 2024, RB(g)(n)	5.00%	07/01/2053	10,000	11,178,797
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(h)	5.00%	09/01/2030	5,000	5,361,523
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	$250	$256,167
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,337,861
Series 2007 A, RB	5.00%	11/01/2028	205	213,013
Series 2007 A, RB	5.00%	11/01/2029	165	172,878
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,258,473
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(d)	0.00%	06/01/2046	3,000	638,301
Series 2019, Ref. RB	5.00%	06/01/2039	750	796,096
Series 2019, Ref. RB	5.00%	06/01/2048	2,375	2,423,678
Series 2019, Ref. RB(d)	0.00%	06/01/2054	27,610	5,530,832
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,901,967
Series 2024, RB	5.00%	09/01/2049	525	558,504
Series 2024, RB	5.00%	09/01/2054	625	661,545
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,033,507
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,133,376
Series 2024 A, RB	5.00%	09/01/2049	2,000	2,145,843
Series 2024 A, RB	5.00%	09/01/2054	2,750	2,942,517
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	1,002,412
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,093,605
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	977,535
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,437,470
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,618,028
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	952,880
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	297,934
Series 2024, RB	5.00%	09/01/2049	500	519,726
Series 2024, RB	5.00%	09/01/2054	350	362,826
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	484,723
Series 2021, RB	4.00%	09/01/2051	930	880,103
Series 2024, RB	5.00%	09/01/2044	600	643,444
Series 2024, RB	5.00%	09/01/2054	1,185	1,253,320
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,231,252
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	3,395	2,114,542
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	2,011,596
Series 2022, RB	5.00%	09/01/2052	2,400	2,490,659
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,544,368
Series 2020 A, RB	5.00%	10/01/2049	4,300	4,399,652
Series 2020 B, RB	5.00%	10/01/2035	250	260,569
Series 2020 B, RB	5.00%	10/01/2038	300	309,454
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,025,291
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California;
Series 2017, RB(g)	5.00%	05/15/2047	$15,000	$15,551,633
Series 2017, RB(g)	5.00%	05/15/2048	16,000	16,781,050
Series 2018 AZ, Ref. RB(g)(n)	5.00%	05/15/2048	4,000	4,195,262
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	12,044,908
Series 2021 BH, Ref. RB	4.00%	05/15/2051	10,000	10,039,006
Series 2024 BY-2, VRD RB(b)	2.35%	05/15/2054	5,500	5,500,000
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,321
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,293
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	694,881
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	251,872
Series 2021 A, RB	4.00%	09/01/2045	165	153,351
Series 2021 A, RB	4.00%	09/01/2051	260	233,737
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	988,412
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,325,995
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,506
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	259,348
Series 2023 A, RB	5.75%	07/01/2048	500	551,299
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,094,964
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,817,110
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,834,495
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2025	2,500	2,447,734
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,757,832
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	471,314
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	617,576
Series 2015, RB	5.25%	09/01/2045	1,550	1,562,876
				2,389,937,274
Guam–0.40%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,163,045
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,754,233
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,853,801
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,601,071
				9,372,150
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 2005 A, RB(e)	5.50%	03/15/2031	1,270	1,190,853
Puerto Rico–3.43%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	7,680	7,720,803
Series 2002, RB	5.63%	05/15/2043	8,735	8,839,780
PRIFA Custodial Trust; Series 2005, RB(d)	0.00%	03/15/2049	83	24,981
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	$12,619	$8,744,609
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	462	467,200
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	959,624
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	973,713
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	977,289
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,725,617
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	739,111
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	629,574
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	839,613
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(d)	0.00%	11/01/2043	3,709	2,295,190
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(k)	6.75%	07/01/2036	5,095	2,674,875
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	494	489,778
Series 2023 A, RB	6.63%	01/01/2028	3,767	3,732,943
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2027	1,524	1,384,949
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,616	1,254,728
Series 2018 A-1, RB(d)	0.00%	07/01/2033	11,974	8,552,085
Series 2018 A-1, RB	4.50%	07/01/2034	419	420,368
Series 2018 A-1, RB	4.55%	07/01/2040	342	343,246
Series 2018 A-1, RB(d)	0.00%	07/01/2046	8,788	2,977,243
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,879	3,447,262
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,512,374
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,647,339
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,154,019
Series 2019 A-2, RB	4.54%	07/01/2053	65	64,138
Series 2019 A-2, RB	4.78%	07/01/2058	865	866,775
Series 2019 A-2B, RB	4.55%	07/01/2040	926	929,374
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,139,364
				80,527,968
Virgin Islands–0.40%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(e)	5.00%	09/01/2029	1,645	1,618,844
Series 2014 A, Ref. RB(e)	5.00%	09/01/2033	1,500	1,440,364
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(i)	6.00%	04/01/2053	5,000	5,253,807
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(i)	5.00%	09/01/2030	1,000	1,006,091
				9,319,106
Total Municipal Obligations (Cost $2,448,794,219)				2,490,347,351
U.S. Dollar Denominated Bonds & Notes–0.03%
California–0.02%
CalPlant I LLC; Exit Facility(i)	15.00%	07/01/2025	485	494,880
Puerto Rico–0.01%
AES Puerto Rico, Inc.(o)	12.50%	03/04/2026	275	266,702
Total U.S. Dollar Denominated Bonds & Notes (Cost $754,892)				761,582
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(o)	82,846	$0
TOTAL INVESTMENTS IN SECURITIES(p)–106.12% (Cost $2,449,549,111)		2,491,108,933
FLOATING RATE NOTE OBLIGATIONS–(6.96)%
Notes with interest and fee rates ranging from 3.31% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 05/15/2035 to 09/01/2053(q)		(163,435,000)
OTHER ASSETS LESS LIABILITIES–0.84%		19,819,584
NET ASSETS–100.00%		$2,347,493,517
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $198,638,509, which represented 8.46% of the Fund’s Net Assets.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $2,725,433, which represented less than 1% of the Fund’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at November 30, 2024 was $50,558, which represented less than 1% of the Fund’s Net Assets.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $34,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $236,981,575 are held by TOB Trusts and serve as collateral for the $163,435,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,490,347,351	$—	$2,490,347,351
U.S. Dollar Denominated Bonds & Notes	—	494,880	266,702	761,582
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,490,842,231	266,702	2,491,108,933
Other Investments - Assets
Investments Matured	—	1,134,864	1,175,000	2,309,864
Total Investments	$—	$2,491,977,095	$1,441,702	$2,493,418,797
Invesco California Municipal Fund